Segments (Details) - Schedule of Information by Segment - Operating Segments [Member] - CNY (¥)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues	¥ 434,311,150	¥ 264,759,505
Cost of revenues	350,033,949	183,777,429
Gross profit	84,277,201	80,982,076
Depreciation and amortization	5,087,743	1,140,284
Total capital expenditures	1,250,234	79,841,792
AR advertising services[Member]
Segment Reporting Information [Line Items]
Revenues	276,162,981	254,823,992
Cost of revenues	205,178,969	173,883,370
Gross profit	70,832,220	80,940,622
Depreciation and amortization	1,488,036	1,126,731
Total capital expenditures	1,250,234	79,813,891
AR entertainment [Member]
Segment Reporting Information [Line Items]
Revenues	1,299,764
Cost of revenues	344,493
Gross profit	955,271
Depreciation and amortization
Total capital expenditures
Semiconductor business [Member]
Segment Reporting Information [Line Items]
Revenues	156,848,405	9,935,513
Cost of revenues	144,510,487	9,894,059
Gross profit	12,337,918	41,454
Depreciation and amortization	3,599,707	13,553
Total capital expenditures		¥ 27,901